Putnam
Tax Smart
Equity Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Tax-conscious investors have been well served by Putnam Tax Smart Equity Fund; since the fund's introduction in July 1999 it has not made a single distribution, thus successfully helping shareholders avoid income tax liability on their holdings.

The fund's managers also made some strategic portfolio shifts during the period to minimize the negative effects of the stock market's volatility. At the same time, they took advantage of market declines to acquire stocks of companies they believe have solid long-term potential and that also offer the prospect of little or no tax impact down the road.

The management team looks with continued optimism at prospects for the stocks in which your fund invests. As the fund enters the second half of fiscal 2001, the managers will continue to call upon Putnam's extensive research capabilities in their ongoing search for compelling values.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

Michael K. Arends
Kevin M. Divney
Matthew C. Halperin

During the six months ended April 30, 2001, the torrid pace of economic growth and the exhilarating stock market returns of the past several years came to an abrupt halt. This period, the first half of Putnam Tax Smart Equity Fund's fiscal year, was characterized by sharp declines across all sectors of the stock market. While your fund could not avoid the negative effects of this challenging environment, we remained focused on the long term and continued to target stocks that we believe will reward investors over time. In addition, we continued to manage the portfolio for tax efficiency, carefully considering the potential tax consequences of all investment decisions. We are pleased to report that the fund has not made a distribution since its inception on July 1, 1999.

Total return for 6 months ended 4/30/01

      Class A          Class B          Class C           Class M
    NAV     POP      NAV    CDSC      NAV    CDSC       NAV     POP
-----------------------------------------------------------------------
  -16.51%  -21.32%  -16.81% -20.97%  -16.81% -17.65%  -16.80%  -19.68%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* STOCKS DECLINED AS ECONOMIC GROWTH SLOWED

At the start of the fund's fiscal year, the U.S. economy had begun to show signs of slowing and a number of companies had announced weaker-than-expected earnings. In the months that followed, the economic slowdown continued at a pace so rapid that many feared the U.S. economy would fall into a recession. Consumer confidence declined and businesses reduced their spending. This resulted in lower demand and excess inventories for many companies, particularly in the technology sector. In an effort to head off recession, the Federal Reserve Board quickly took action by cutting short-term interest rates five times in the first five months of 2001. Despite the Fed's aggressive stance, dramatic losses continued in the technology sector. The Nasdaq Composite Index, a common measure of technology stock performance, reached its peak on March 10, 2000; one year later, it had declined by 59.34%. During April 2001, however, the stock market recovered considerably and investor sentiment appeared to be improving.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil and gas                      9.5%

Software                         8.3%

Pharmaceuticals                  7.8%

Financial                        6.8%

Banking                          5.9%

Footnote reads:
*Based on net assets as of 4/30/01. Holdings will vary over time.


* STRATEGIC SHIFTS CUSHION BLOW OF EQUITY DECLINES

In the difficult environment of the past six months, we positioned the fund with a focus on more defensive areas of the market. We reduced investments in technology stocks and shifted assets into industries such as utilities, health care, and financials, which tend to be less affected by market volatility. This strategy proved beneficial as a number of health-care and utility holdings delivered relatively strong performance.

Stocks of health-care services companies benefited from a number of positive trends, including better cost controls, a more favorable competitive environment, and improved operational efficiency. In the fund's portfolio, the standouts were Tenet Healthcare Corporation, whose subsidiaries operate more than 100 health care facilities in 17 U.S. states, and HCA - The Healthcare Company, which operates nearly 200 facilities in the United States, England, and Switzerland. In the utilities portion of the fund's portfolio, the stocks of FPL Group, Inc. and Entergy Corporation both performed well. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* DIFFICULT JANUARY, PHARMACEUTICAL DECLINES DAMPEN PERFORMANCE

January proved to be the most challenging month for stocks of many fundamentally strong companies, including the large U.S. drug companies in your fund's portfolio. We believe the fund's pharmaceutical holdings, such as Merck & Co. and American Home Products Corporation, offer strong long-term growth prospects, especially as the nation's bill for health care continues to rise and prescription drugs continue to account for an ever-increasing portion of it. While we believe in their long-term strength, these stocks suffered declines early in the calendar year.


"We continue to manage the portfolio for tax efficiency, carefully considering the potential tax consequences of all investment decisions."

-- Michael K. Arends, portfolio manager, Putnam Tax Smart Equity Fund


As 2001 began, the Fed's first surprise interest-rate cut sparked a short-lived change in investor perspective. Fears of a recession briefly lessened and investors who had fled battered growth stocks and taken refuge in more stable areas of the market, such as health care, decided to take profits on their holdings and venture once again into riskier areas of the market. The result was the classic January effect in which stocks that had been the poorest performers in the prior year experience the biggest bounces in January. Conversely, stocks that had demonstrated strength in the previous year were hit with a major selloff. This included many of your fund's defensive holdings, such as the drug stocks. In addition, the European revenues of these multinational pharmaceutical stocks were hurt by a weak euro.

* TROUBLED MARKET OFFERS ATTRACTIVE OPPORTUNITIES

In the midst of steep market declines, we did not lose sight of our disciplined investment strategy. All companies, regardless of their size, products, services, or industry, have an underlying business worth, which is often overlooked when markets are turbulent. While a company's stock price may fluctuate, this underlying worth is crucial in evaluating long-term growth prospects. Regardless of broad market fluctuations, we continue to scrutinize stocks, determining the companies' intrinsic worth, and establishing price targets for buying and selling the stocks. These valuations are constantly monitored and adjusted by our investment team.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Exxon Mobil Corp.
Oil and gas

S&P 500 Index depositary receipts
(SPDR) Trust Ser. 1
Financial

Microsoft Corp.
Software

Philip Morris Cos., Inc.
Tobacco

American Home Products Corp.
Pharmaceuticals

General Electric Co.
Conglomerates

Merck & Co., Inc.
Pharmaceuticals

J.P. Morgan Chase & Co.
Investment banking/brokerage

Mattel, Inc.
Toys

FPL Group, Inc.
Electric utilities

Footnote reads:
These holdings represent 33.5% of the fund's net assets as of 4/30/01. Portfolio holdings will vary over time.

Because of this strategy, we can take advantage of market declines to find companies whose low stock prices are attractive in relation to their long-term business worth. At the close of the period, we were beginning to seek opportunities in the areas of the market that had been hurt most by the economic slowdown. In technology, for example, we added to the fund's position in industry giant Microsoft. Also, we were selectively adding to consumer-oriented stocks such as that of clothing retailer The Gap, Inc. We focused on companies that we believe are poised to benefit from the Fed's interest-rate cuts and a recovery in U.S. economic growth.

As we enter the second half of the fiscal year, our long-term outlook remains positive for the U.S. economy and the companies in which your fund invests. While we anticipate more short-term volatility, we expect that five interest-rate cuts by the Fed will begin to stimulate economic activity by the latter part of 2001. In the meantime, we will maintain our commitment to strategic stock selection and managing the portfolio to reduce the effect of federal income taxes on your investment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small or midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Smart Equity Fund, designed for investors seeking long-term growth of capital on an after-tax basis, invests primarily in common stocks of U.S. companies.

TOTAL RETURN FOR PERIODS ENDED 4/30/01

                    Class A          Class B         Class C         Class M
(inception dates)   (7/1/99)        (10/1/99)       (10/1/99)       (3/28/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -16.51% -21.32% -16.81% -20.97% -16.81% -17.65% -16.80% -19.68%
------------------------------------------------------------------------------
1 year           -7.99  -13.25   -8.70  -13.26   -8.70   -9.61   -8.47  -11.70
------------------------------------------------------------------------------
Life of fund     10.01    3.69    8.50    4.50    8.50    8.50    9.06    5.20
Annual average    5.35    2.00    4.56    2.43    4.56    4.56    4.85    2.81
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/01

                           Standard & Poor's              Consumer
                               500 Index                price index
-----------------------------------------------------------------------------
6 months                       -12.07%                      1.67%
-----------------------------------------------------------------------------
1 year                         -12.97                       3.21
-----------------------------------------------------------------------------
Life of fund                    -7.56                       6.38
Annual average                  -4.20                       3.43
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of this period, the fund was offered on a limited basis and had limited assets. For a portion of this period, the fund was offered on a limited basis and had limited assets.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

                       Class A        Class B        Class C        Class M
------------------------------------------------------------------------------
Distributions*           --              --            --             --
------------------------------------------------------------------------------
Share value:         NAV     POP        NAV           NAV         NAV     POP
------------------------------------------------------------------------------
10/31/00           $11.45  $12.15     $11.36        $11.36      $11.43  $11.84
------------------------------------------------------------------------------
4/30/01              9.56   10.14       9.45          9.45        9.51    9.85
------------------------------------------------------------------------------
*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (7/1/99)        (10/1/99)       (10/1/99)       (3/28/00)
                  NAV      POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -18.96% -23.59% -19.28% -23.31% -19.28% -20.08% -19.17% -21.99%
------------------------------------------------------------------------------
1 year          -20.02  -24.59  -20.61  -24.58  -20.61  -21.40  -20.36  -23.16
------------------------------------------------------------------------------
Life of fund      6.21    0.11    4.82    0.82    4.82    4.82    5.39    1.66
Annual average    3.50    0.06    2.73    0.47    2.73    2.73    3.05    0.94
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

COMMON STOCKS (98.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
             74,300 Lockheed Martin Corp.                                                             $   2,612,388
             57,800 United Technologies Corp.                                                             4,513,024
                                                                                                      -------------
                                                                                                          7,125,412

Automotive (1.7%)
-------------------------------------------------------------------------------------------------------------------
             75,700 Ford Motor Co.                                                                        2,231,636
            228,500 Lear Corp. (NON)                                                                      8,226,000
                                                                                                      -------------
                                                                                                         10,457,636

Banking (5.9%)
-------------------------------------------------------------------------------------------------------------------
            190,500 Bank of America Corp.                                                                10,668,000
            199,400 Comerica, Inc.                                                                       10,255,142
            107,200 M&T Bank Corp.                                                                        7,670,160
            316,409 U.S. Bancorp                                                                          6,701,543
                                                                                                      -------------
                                                                                                         35,294,845

Beverage (2.6%)
-------------------------------------------------------------------------------------------------------------------
             48,900 Anheuser-Busch Cos., Inc.                                                             1,955,511
            192,800 Coca-Cola Enterprises, Inc.                                                           3,495,464
            235,300 PepsiCo, Inc.                                                                        10,308,493
                                                                                                      -------------
                                                                                                         15,759,468

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
             40,300 AT&T Corp. - Liberty Media Group Class A (NON)                                          644,800

Capital Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
             57,100 Eaton Corp.                                                                           4,203,131

Chemicals (0.5%)
-------------------------------------------------------------------------------------------------------------------
             25,000 Minnesota Mining & Manufacturing Co.                                                  2,975,250

Computers (4.5%)
-------------------------------------------------------------------------------------------------------------------
            633,200 Compaq Computer Corp.                                                                11,081,000
            111,000 EMC Corp. (NON)                                                                       4,395,600
             26,400 Hewlett-Packard Co.                                                                     750,552
             84,400 Lexmark Group, Inc. Class A (NON)                                                     5,184,692
            313,500 Sun Microsystems, Inc. (NON)                                                          5,367,120
                                                                                                      -------------
                                                                                                         26,778,964

Conglomerates (3.4%)
-------------------------------------------------------------------------------------------------------------------
            420,250 General Electric Co.                                                                 20,394,733

Consumer Finance (3.0%)
-------------------------------------------------------------------------------------------------------------------
            175,200 Household International, Inc.                                                        11,216,304
            128,300 Providian Financial Corp.                                                             6,838,390
                                                                                                      -------------
                                                                                                         18,054,694

Consumer Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
            104,500 Kimberly-Clark Corp.                                                                  6,207,300

Electric Utilities (5.5%)
-------------------------------------------------------------------------------------------------------------------
            371,500 CMS Energy Corp.                                                                     11,627,950
             60,000 Entergy Corp.                                                                         2,430,000
            238,500 FPL Group, Inc.                                                                      14,286,150
            111,600 Progress Energy, Inc.                                                                 4,937,184
                                                                                                      -------------
                                                                                                         33,281,284

Electronics (2.7%)
-------------------------------------------------------------------------------------------------------------------
             63,200 Advanced Micro Devices, Inc. (NON)                                                    1,959,200
             56,000 Agilent Technologies, Inc. (NON)                                                      2,184,560
            193,100 Intel Corp.                                                                           5,968,721
             93,900 Micron Technology, Inc. (NON)                                                         4,261,182
            130,500 Motorola, Inc.                                                                        2,029,275
                                                                                                      -------------
                                                                                                         16,402,938

Energy (0.3%)
-------------------------------------------------------------------------------------------------------------------
             29,100 Schlumberger, Ltd.                                                                    1,929,330

Entertainment (0.4%)
-------------------------------------------------------------------------------------------------------------------
             45,600 Viacom Inc. Class B (NON)                                                             2,373,936

Financial (6.8%)
-------------------------------------------------------------------------------------------------------------------
             81,300 Fannie Mae                                                                            6,525,138
            155,100 Freddie Mac                                                                          10,205,580
            191,000 S&P 500 Index Depositary Receipts (SPDR) Trust Ser. 1                                23,857,810
                                                                                                      -------------
                                                                                                         40,588,528

Food (1.9%)
-------------------------------------------------------------------------------------------------------------------
            564,000 Sara Lee Corp.                                                                       11,229,240

Health Care Services (5.7%)
-------------------------------------------------------------------------------------------------------------------
             23,700 Cardinal Health, Inc.                                                                 1,597,380
             45,900 CIGNA Corp.                                                                           4,897,530
            359,900 HCA-The Healthcare Co.                                                               13,928,130
            307,500 Tenet Healthcare Corp. (NON)                                                         13,726,800
                                                                                                      -------------
                                                                                                         34,149,840

Insurance (2.4%)
-------------------------------------------------------------------------------------------------------------------
             26,900 American International Group, Inc.                                                    2,200,420
             54,600 The Chubb Corp.                                                                       3,644,550
            118,600 XL Capital, Ltd. Class A (Bermuda)                                                    8,396,880
                                                                                                      -------------
                                                                                                         14,241,850

Investment Banking/Brokerage (3.2%)
-------------------------------------------------------------------------------------------------------------------
            333,900 J.P. Morgan Chase & Co.                                                              16,020,522
             54,200 Merrill Lynch & Co., Inc.                                                             3,344,140
                                                                                                      -------------
                                                                                                         19,364,662

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
            209,900 Thermo Electron Corp. (NON)                                                           5,532,964

Natural Gas Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
             28,800 Enron Corp.                                                                           1,806,336

Office Equipment & Supplies (1.0%)
-------------------------------------------------------------------------------------------------------------------
            160,600 Pitney Bowes, Inc.                                                                    6,114,042

Oil & Gas (9.5%)
-------------------------------------------------------------------------------------------------------------------
            143,600 BP PLC ADR (United Kingdom)                                                           7,765,888
             92,000 Chevron, Inc.                                                                         8,883,520
            314,300 Exxon Mobil Corp.                                                                    27,846,979
            209,490 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      12,470,940
                                                                                                      -------------
                                                                                                         56,967,327

Paper & Forest Products (1.2%)
-------------------------------------------------------------------------------------------------------------------
             85,100 Smurfit-Stone Container Corp. (NON)                                                   1,246,715
            110,200 Weyerhaeuser Co.                                                                      6,229,606
                                                                                                      -------------
                                                                                                          7,476,321

Pharmaceuticals (7.8%)
-------------------------------------------------------------------------------------------------------------------
            354,900 American Home Products Corp.                                                         20,495,475
             81,900 Johnson & Johnson                                                                     7,901,712
            246,800 Merck & Co., Inc.                                                                    18,749,396
                                                                                                      -------------
                                                                                                         47,146,583

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
             96,800 Burlington Northern Santa Fe Corp.                                                    2,845,920

Regional Bells (0.7%)
-------------------------------------------------------------------------------------------------------------------
             43,200 BellSouth Corp.                                                                       1,812,672
             53,700 SBC Communications, Inc.                                                              2,215,125
                                                                                                      -------------
                                                                                                          4,027,797

Restaurants (1.8%)
-------------------------------------------------------------------------------------------------------------------
            391,200 Darden Restaurants, Inc.                                                             10,683,672

Retail (3.6%)
-------------------------------------------------------------------------------------------------------------------
             48,300 Gap, Inc. (The)                                                                       1,338,393
            470,600 Kroger Co. (NON)                                                                     10,630,854
            302,900 TJX Cos., Inc. (The)                                                                  9,489,857
                                                                                                      -------------
                                                                                                         21,459,104

Software (8.3%)
-------------------------------------------------------------------------------------------------------------------
            180,700 BEA Systems, Inc. (NON)                                                               7,381,595
             77,700 BMC Software, Inc. (NON)                                                              1,879,563
             91,300 Electronic Arts, Inc. (NON)                                                           5,169,406
            119,000 I2 Technologies, Inc. (NON)                                                           2,071,790
            325,800 Microsoft Corp. (NON)                                                                22,072,950
            104,500 Siebel Systems, Inc. (NON)                                                            4,763,110
            105,000 VERITAS Software Corp. (NON)                                                          6,259,050
                                                                                                      -------------
                                                                                                         49,597,464

Telecommunications (2.2%)
-------------------------------------------------------------------------------------------------------------------
            225,700 Qwest Communications International, Inc. (NON)                                        9,231,130
             70,500 Sprint Corp. (PCS Group) (NON)                                                        1,806,915
            119,700 Worldcom, Inc. (NON)                                                                  2,184,525
                                                                                                      -------------
                                                                                                         13,222,570

Telephone (0.6%)
-------------------------------------------------------------------------------------------------------------------
            336,100 Telecom Italia SPA (Italy)                                                            3,732,504

Tobacco (3.6%)
-------------------------------------------------------------------------------------------------------------------
            431,400 Philip Morris Cos., Inc.                                                             21,617,454

Toys (2.6%)
-------------------------------------------------------------------------------------------------------------------
            980,800 Mattel, Inc.                                                                         15,839,920
                                                                                                      -------------
                    Total Common Stocks (cost $561,968,855)                                           $ 589,527,819

SHORT-TERM INVESTMENTS (1.9%) (a) (cost $11,241,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        11,241,000 Interest in $400,000,000 joint repurchase agreement dated April 30, 2001 with Merrill Lynch, Pierce,
                    Fenner & Smith, Inc. due May 1, 2001 with respect
                    to various U.S. Government obligations -- maturity
                    value of $11,242,446 for an effective yield of 4.63%.                             $  11,241,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $573,209,855) (b)                                         $ 600,768,819
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $601,019,664.

  (b) The aggregate identified cost on a tax basis is $575,801,960, resulting in gross unrealized appreciation and depreciation of $37,738,545 and $12,771,686, respectively, or net unrealized appreciation of $24,966,859.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $573,209,855) (Note 1)                                        $600,768,819
-------------------------------------------------------------------------------------------
Cash                                                                                181,583
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                   269,779
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,750,080
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,501,847
-------------------------------------------------------------------------------------------
Total assets                                                                    604,472,108

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,087,024
-------------------------------------------------------------------------------------------
Payable for shares of the fund repuchased                                           866,200
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        977,890
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          114,582
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         2,968
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,158
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              322,513
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               78,109
-------------------------------------------------------------------------------------------
Total liabilities                                                                 3,452,444
-------------------------------------------------------------------------------------------
Net assets                                                                     $601,019,664

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $647,228,684
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                        330,206
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (74,098,190)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       27,558,964
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $601,019,664

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($257,279,842 divided by 26,920,530 shares)                                           $9.56
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.56)*                               $10.14
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($242,450,297divided by 25,668,954 shares)**                                          $9.45
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($94,718,796 divided by 10,025,533 shares)**                                          $9.45
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($6,570,729 divided by 690,773 shares)                                                $9.51
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.51)*                                $9.85
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,758)                                      $   3,816,662
-------------------------------------------------------------------------------------------
Interest                                                                            966,494
-------------------------------------------------------------------------------------------
Total investment income                                                           4,783,156

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,008,323
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      327,054
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     8,344
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,787
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               312,769
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,203,478
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               449,596
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                20,142
-------------------------------------------------------------------------------------------
Other                                                                               168,023
-------------------------------------------------------------------------------------------
Total expenses                                                                    4,503,516
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (50,566)
-------------------------------------------------------------------------------------------
Net expenses                                                                      4,452,950
-------------------------------------------------------------------------------------------
Net investment income                                                               330,206
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (66,839,769)
-------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                     (1,117,514)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
swap contracts during the period                                                (41,207,855)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (109,165,138)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(108,834,932)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                         $    330,206   $   (1,784,685)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                      (67,957,283)      (5,719,117)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             (41,207,855)      66,201,015
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (108,834,932)      58,697,213
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     155,411,888      445,472,016
--------------------------------------------------------------------------------------------------
Total increase in net assets                                           46,576,956      504,169,229

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   554,442,708       50,273,479
--------------------------------------------------------------------------------------------------
End of period (Including undistributed net
investment income of $330,206 and $--, respectively)                $ 601,019,664     $554,442,708
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                             April 30   Year ended   July 1, 1999+
operating performance               (Unaudited)  October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.45        $8.67        $8.69
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)          .03         (.01)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.92)        2.79         (.01)
---------------------------------------------------------------------------
Total from
investment operations                  (1.89)        2.78         (.02)
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.56       $11.45        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.51)*      32.06         (.23)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $257,280     $237,615      $23,857
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .55*        1.16          .44*(d)
---------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .27*        (.09)        (.16)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                175.45*      224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the class reflect a reduction of $0.05 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------
                                    Six months
                                       ended                For the period
Per-share                            April 30    Year ended  Oct. 1, 1999+
operating performance              (Unaudited)   October 31  to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.36        $8.67        $8.35
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.01)        (.10)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.90)        2.79          .33
---------------------------------------------------------------------------
Total from
investment operations                  (1.91)        2.69          .32
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.45       $11.36        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.81)*      31.03         3.83*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $242,450     $233,960      $22,535
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .93*        1.91          .19*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.11)*       (.85)        (.12)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                175.45*      224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the class reflect a reduction of $0.02 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                            April 30    Year ended   Oct. 1, 1999+
operating performance              (Unaudited)   October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.36        $8.67        $8.35
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.01)        (.09)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.90)        2.78          .33
---------------------------------------------------------------------------
Total from
investment operations                  (1.91)        2.69          .32
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.45       $11.36        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.81)*      31.03         3.83*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $94,719      $79,682       $3,882
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .93*        1.91          .19*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.11)*       (.82)        (.12)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                175.45*      224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation. As a result of such limitation, expenses for the class reflect a reduction of $0.02 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------
                                    Six months
                                       ended     For the period
Per-share                            April 30   March 28, 2000+
operating performance              (Unaudited)   to October 31
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $11.43       $12.08
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (loss)(a)           -- (d)     (.02)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.92)        (.63)
--------------------------------------------------------------
Total from
investment operations                  (1.92)        (.65)
--------------------------------------------------------------
Net asset value,
end of period                          $9.51       $11.43
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.80)*      (5.38)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,571       $3,186
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .80*         .99*
--------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .01*        (.15)*
--------------------------------------------------------------
Portfolio turnover (%)                175.45*      224.05
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Smart Equity Fund (the "fund") is a series of Putnam Tax Smart Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing mainly in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes have potential for long-term growth.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher on-going distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an on-going distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Equity swap contracts The fund may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2000, the fund had a capital loss carryover of approximately $3,549,000 available to offset future net capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  420,000    October 31, 2007
     3,129,000    October 31, 2008

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, April 30, 2001, the fund's expenses were reduced by $50,566 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $928 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $298,122 and $5,392 from the sale of class A and class M shares, respectively, and received $211,081 and $15,990 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received $5,586 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,146,620,549 and $983,442,883, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,953,792        $103,699,545
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,953,792         103,699,545

Shares
repurchased                                 (3,782,466)        (38,249,549)
---------------------------------------------------------------------------
Net increase                                 6,171,326        $ 65,449,996
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,340,969        $213,075,487
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            20,340,969         213,075,487

Shares
repurchased                                 (2,343,464)        (24,995,137)
---------------------------------------------------------------------------
Net increase                                17,997,505        $188,080,350
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,382,089        $ 76,745,894
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             7,382,089          76,745,894

Shares
repurchased                                 (2,308,999)        (22,881,384)
---------------------------------------------------------------------------
Net increase                                 5,073,090        $ 53,864,510
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,431,715        $200,586,510
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            19,431,715         200,586,510

Shares
repurchased                                 (1,434,654)        (14,935,990)
---------------------------------------------------------------------------
Net increase                                17,997,061        $185,650,520
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,835,693         $39,884,813
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             3,835,693          39,884,813

Shares
repurchased                                   (822,920)         (8,114,348)
---------------------------------------------------------------------------
Net increase                                 3,012,773         $31,770,465
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,946,457         $72,704,308
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             6,946,457          72,704,308

Shares
repurchased                                   (381,311)         (4,033,204)
---------------------------------------------------------------------------
Net increase                                 6,565,146         $68,671,104
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    512,972         $ 5,330,247
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               512,972           5,330,247

Shares
repurchased                                   (100,988)         (1,003,330)
---------------------------------------------------------------------------
Net increase                                   411,984         $ 4,326,917
---------------------------------------------------------------------------

                                             For the period March 28, 2000
                                           (commencement of operations) to
                                                          October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    301,417          $3,322,973
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               301,417           3,322,973

Shares
repurchased                                    (22,628)           (252,931)
---------------------------------------------------------------------------
Net increase                                   278,789          $3,070,042
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin Scott
Vice President

Paul C. Warren
Vice President

Michael K. Arends
Vice President and Fund Manager

Kevin M. Divney
Vice President and Fund Manager

Matthew C. Halperin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Tax Smart Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


SA070-72181  2MI  6/01